INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD- Balances (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 86,809,069	$ 77,197,781	$ 54,190,546	$ 66,050,213
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 18,528,567	$ 18,693,851
Percentage interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 22,163,333	$ 19,559,114
Percentage interest	10.26%	8.82%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 1,228,350	$ 1,364,444
Percentage interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 189,290	$ 258,928
Percentage interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 23,079,130	$ 26,091,690
Percentage interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 6,359,428	$ 6,069,003
Percentage interest	7.52%	7.52%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Carrying amount in associates and joint ventures accounted for using the equity method, total	$ 15,260,971	$ 5,160,751
Percentage interest	35.00%	35.00%